Income Tax Expense (Details) - Schedule of Income Tax Expense ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Deferred income tax (benefit) expense:
Total income tax expense:	¥ 32,908	$ 4,641	¥ 183,208	¥ 55,143
PRC [Member]
Current income tax expense:
Current income tax expense	27,266		53,242	57,851
Deferred income tax (benefit) expense:
Deferred income tax (benefit) expense	(994)		19,531	(1,024)
Hong Kong [Member]
Current income tax expense:
Current income tax expense	9,550		19,193	29,923
US [Member]
Current income tax expense:
Current income tax expense			450	2,455
Deferred income tax (benefit) expense:
Deferred income tax (benefit) expense	(3,027)		8,050	(28)
Canada [Member]
Current income tax expense:
Current income tax expense				44
Deferred income tax (benefit) expense:
Deferred income tax (benefit) expense	90		(261)	67
Vietnam [Member]
Current income tax expense:
Current income tax expense	1
Singapore [Member]
Current income tax expense:
Current income tax expense	22
UK [Member]
Deferred income tax (benefit) expense:
Deferred income tax (benefit) expense			¥ 83,003	¥ (34,145)